Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unvested Earn-In Shares [Member]
Loss Per Share [Line Items]
Excluded shares	280,000	280,000	280,000